INCOME TAXES (Schedule Of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States operations	$ (33,162)	$ 25,293	$ 1,507
Foreign operations	1,860	26,736	26,987
Income (loss) before income taxes	$ (31,302)	$ 52,029	$ 28,494